Document and Entity Information	Oct. 13, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 13, 2023
Entity Registrant Name	Perception Capital Corp. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40976
Entity Tax Identification Number	98-1578608
Entity Address, Address Line One	3109 W 50th St., #207
Entity Address, Postal Zip Code	55410
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
City Area Code	952
Local Phone Number	456-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844149
Units, Each Consisting of One Class A Ordinary Share and One-half of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PCCTU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, Par Value $0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PCCT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PCCTW
Security Exchange Name	NASDAQ